Description of Organization and Business Operations - Stockholders Meeting, Trust Account Redemptions, Extension of Combination Period and Additional Trust Deposits (Details) - USD ($)							1 Months Ended	12 Months Ended
	Aug. 04, 2023	Jun. 26, 2023	Jun. 16, 2023	Dec. 08, 2022	Dec. 02, 2022	Jan. 29, 2021	May 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Dec. 21, 2022	Dec. 31, 2021	Feb. 19, 2021	Feb. 20, 2020
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Notes payable								$ 6,494,051			$ 6,325,178
Common stock, subject to possible redemption par value (in Dollars per share)													$ 0.0001
Common Stock, Value, Issued								816	$ 817		828
7GC Co Holdings INC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value | $ / shares				$ 0.0001
Assets held in trust noncurrent								52,128,420	35,559,672		230,023,192
Notes payable								900,000
Temporary equity, shares outstanding			3,172,000
Common Stock, Value, Issued								0	0		$ 0
7GC Co Holdings INC [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value | $ / shares			$ 0.0001
7GC Co Holdings INC [Member] | Sponsor [Member] | Working Capital Drawdowns [Member]
Description of Organization and Business Operations (Details) [Line Items]
Maximum borrowing capacity								500,000	500,000	$ 900,000
Additional borrowing capacity				$ 300,000
Notes payable								$ 900,000	$ 1,800,000
Common Class A [Member] | 7GC Co Holdings INC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value | $ / shares								$ 0.0001	$ 0.0001		$ 0.0001
Temperory equity shares during the period shares		1,747,139		17,923,223	17,923,223
Temporary equity common stock possible to redemption shares		3,329,638		5,076,777				5,076,777	3,329,638		23,000,000
Assets held in trust noncurrent		$ 35,600,000		$ 52,100,000
Temporary equity, shares outstanding			3,172,000					5,076,777	3,329,638
Percentage of redemption of common stock subject to forfeiture			100.00%
Common stock, subject to possible redemption par value (in Dollars per share)			$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001
Common Class B [Member] | 7GC Co Holdings INC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value | $ / shares								$ 0.0001	$ 0.0001		$ 0.0001
Common Class B [Member] | 7GC Co Holdings INC [Member] | Holder [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued during the period			$ 396,500
Fair value of common stock issued			$ 372,710
Stock fair value			0.94%
Common Class B [Member] | 7GC Co Holdings INC [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value | $ / shares			$ 0.0001
Stock forfeited and surrendered during the period value			$ 0
Stock forfeited and surrendered during the period Shares			396,500
Demio, Inc. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired												100.00%
Business Acquisition, Effective Date of Acquisition						Jan. 29, 2021
Hyros, Inc., [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								100.00%
Business Combination, Price of Acquisition, Expected								$ 110,000,000
7GC Co Holdings INC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Business Combination, Price of Acquisition, Expected	$ 100,000,000
Common Stock, Conversion Basis	all outstanding shares of capital stock of Banzai will be canceled and converted into the right to receive newly issued shares of common stock
Business Acquisition, Share Price	$ 10
GEM Agreement [Member] | GEM Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of right to convert warrant to common shares							3.00%
Warrants and Rights Outstanding							$ 650,000,000
Warrants and Rights Outstanding, Term							3 years
Percentage of Commitment Fee Payable							2.00%
Commitment Fee Payable Upon Each Draw Down							$ 100,000,000
GEM Agreement [Member] | GEM Warrant [Member] | From the Public Listing Date [Member]
Description of Organization and Business Operations (Details) [Line Items]
Automatic Termination of the Agreement Will Occur at the Earliest of Consecutive Months							36 months
GEM Agreement [Member] | GEM Warrant [Member] | From the Effective Date (May 27, 2022) [Member]
Description of Organization and Business Operations (Details) [Line Items]
Automatic Termination of the Agreement Will Occur at the Earliest of Consecutive Months							36 months
GEM Agreement [Member] | Share Purchase Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common Stock, Value, Issued							$ 100,000,000